Restatement Of Previously Issued Interim Condensed Consolidated Financial Statements (Unaudited) - Schedule of Consolidated Statement of Operations (Unaudited) (Details) - Successor [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Schedule of Consolidated Statement of Operations (Unaudited) [Line Items]
Change in fair value of FPA liability	$ 981,337	$ 655,865
Total Other Income (expense)	(1,491,271)	(5,778,919)
Loss before income taxes	493,535	(6,386,816)
Net income (loss)	1,349,460	(3,981,837)
Net income (loss) attributable to EON Resources, Inc.	$ 1,349,460	$ (3,981,837)
Net income (loss) per share of common stock – basic (in Dollars per share)	$ 0.24	$ (0.73)
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ 0.24	$ (0.73)
As Reported [Member]
Schedule of Consolidated Statement of Operations (Unaudited) [Line Items]
Change in fair value of FPA liability	$ (4,209,294)	$ (4,534,766)
Total Other Income (expense)	(6,681,902)	(10,969,550)
Loss before income taxes	(4,697,096)	(11,577,447)
Net income (loss)	(3,841,171)	(9,172,468)
Net income (loss) attributable to EON Resources, Inc.	$ (3,841,171)	$ (9,172,468)
Net income (loss) per share of common stock – basic (in Dollars per share)	$ (0.67)	$ (1.67)
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ (0.67)	$ (1.67)
Adjustment [Member]
Schedule of Consolidated Statement of Operations (Unaudited) [Line Items]
Change in fair value of FPA liability	$ 5,190,631	$ 5,190,631
Total Other Income (expense)	5,190,631	5,190,631
Loss before income taxes	5,190,631	5,190,631
Net income (loss)	5,190,631	5,190,631
Net income (loss) attributable to EON Resources, Inc.	$ 5,190,631	$ 5,190,631
Net income (loss) per share of common stock – basic (in Dollars per share)	$ 0.91	$ 0.95
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ 0.91	$ 0.95